UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05921

The Turkish Investment Fund, Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Arthur Lev 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6990

Date of fiscal year end:	October 31, 2012

Date of reporting period:	January 31, 2012

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

The Turkish Investment Fund, Inc.

Portfolio of Investments

First Quarter Report

January 31, 2012 (unaudited)

	Shares	Value (000)
Common Stocks (100.2%)
Automobiles (3.2%)
Tofas Turk Otomobil Fabrikasi AS	818,972	$3,475

Beverages (20.4%)
Anadolu Efes Biracilik Ve Malt Sanayii AS	896,539	12,539
Coca-Cola Icecek AS (Units) (a)	745,591	9,756
		22,295
Commercial Banks (30.4%)
Turkiye Garanti Bankasi AS (Units) (a)	4,406,008	15,920
Turkiye Halk Bankasi AS	670,499	4,415
Turkiye Sinai Kalkinma Bankasi AS	1,299,740	1,573
Turkiye Vakiflar Bankasi Tao, Class D	3,157,262	5,135
Yapi ve Kredi Bankasi AS (b)	3,378,782	6,275
		33,318
Construction Materials (8.2%)
Adana Cimento Sanayii TAS A Shares	984,806	2,018
Akcansa Cimento AS	1,235,313	5,186
Mardin Cimento Sanayii ve Ticaret AS	204,035	723
Unye Cimento Sanayii ve Ticaret AS	477,921	1,049
		8,976
Containers & Packaging (2.6%)
Anadolu Cam Sanayii AS	603,889	1,009
Kartonsan Karton Sanayi ve Ticaret AS	16,760	1,854
		2,863
Diversified Financial Services (4.3%)
Haci Omer Sabanci Holding AS	1,236,492	4,732

Diversified Telecommunication Services (5.9%)
Turk Telekomunikasyon AS	1,437,652	6,424

Food Products (1.3%)
Pinar SUT Mamulleri Sanayii AS	153,036	1,477

Hotels, Restaurants & Leisure (2.4%)
DO & Co. Restaurants & Catering AG	68,569	2,586

Household Durables (2.0%)
Turkiye Sise ve Cam Fabrikalari AS	1,075,119	2,209

Industrial Conglomerates (3.7%)
Enka Insaat ve Sanayi AS	1,495,564	4,099

Insurance (2.1%)
Anadolu Hayat Emeklilik AS	1,189,187	2,262

Oil, Gas & Consumable Fuels (6.6%)
Tupras Turkiye Petrol Rafinerileri AS	316,602	7,216

Wireless Telecommunication Services (7.1%)
Turkcell Iletisim Hizmetleri AS (b)	1,477,418	7,583

	Shares	Value (000)
Turkcell Iletisim Hizmetleri AS ADR (Units) (a)(b)	17,000	$219
		7,802
Total Common Stocks (Cost $89,785)		109,734

Short-Term Investment (1.9%)
Investment Company (1.9%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $2,064) (c)	2,064,185	2,064
Total Investments (102.1%) (Cost $91,849) +		111,798
Liabilities in Excess of Other Assets (-2.1%)		(2,274)
Net Assets (100.0%)		$109,524

(a)	Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.
(b)	Non-income producing security.
(c)

The Fund invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Fund with respect to assets invested by the Fund in the Liquidity Fund.

+

At January 31, 2012, the U.S. Federal income tax cost basis of investments was approximately $91,849,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $19,949,000 of which approximately $24,242,000 related to appreciated securities and approximately $4,293,000 related to depreciated securities.

ADR	American Depositary Receipt.

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2012. (See Notes to the Portfolio of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Automobiles	$3,475	$—	$—	$3,475
Beverages	22,295	—	—	22,295
Commercial Banks	33,318	—	—	33,318
Construction Materials	8,976	—	—	8,976
Containers & Packaging	2,863	—	—	2,863
Diversified Financial Services	4,732	—	—	4,732
Diversified Telecommunication Services	6,424	—	—	6,424
Food Products	1,477	—	—	1,477
Hotels, Restaurants & Leisure	2,586	—	—	2,586
Household Durables	2,209	—	—	2,209
Industrial Conglomerates	4,099	—	—	4,099
Insurance	2,262	—	—	2,262
Oil, Gas & Consumable Fuels	7,216	—	—	7,216
Wireless Telecommunication Services	7,802	—	—	7,802
Total Common Stocks	109,734	—	—	109,734
Short-Term Investment - Investment Company	2,064	—	—	2,064
Total Assets	$111,798	$—	$—	$111,798

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of January 31, 2012, securities with a total value of approximately $104,406,000 transferred from Level 2 to Level 1. At October 31, 2011, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

The Turkish Investment Fund, Inc.

Notes to the Portfolio of Investments • January 31, 2012 (unaudited)

Security Valuation: Securities listed on a foreign exchange are valued at their closing price except as noted below. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and ask prices. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Short-term debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, unless the Board of Directors (the “Directors”) determines such valuation does not reflect the securities’ fair value, in which case these securities will be valued at their fair value as determined in good faith under procedures adopted by the Directors.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Directors, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (“NYSE”). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

Fair Value Measurement: Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, “Fair Value Measurements and Disclosure” (“ASC 820”), defines fair value as the value that the Funds would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below.

•                  Level 1 — unadjusted quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Turkish Investment Fund, Inc.

/s/ Arthur Lev
Arthur Lev
Principal Executive Officer
March 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Arthur Lev
Arthur Lev
Principal Executive Officer
March 22, 2012

/s/ Francis Smith
Francis Smith
Principal Financial Officer
March 22, 2012